CORPORATE INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Legend Biotech Corporation ("Legend") was incorporated on May 27, 2015 as an exempted company in the Cayman Islands with limited liability under the Companies Act (As Revised) of the Cayman Islands. The registered office address of Legend is PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grand Cayman KY1-1002, Cayman Islands.
Legend is an investment holding company. Legend's subsidiaries are principally engaged in the discovery, development, manufacturing and commercialization of novel cell therapies for oncology and other indications.